Share-Based Payments - Detailed Disclosure Detail Of Stock Unit Activity Performance Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of performance stock units outstanding, Granted	1,541,551
Number of performance stock units outstanding, Vested	288,494
Number of performance stock units outstanding, Cancelled	(1,289,869)
Performance Stock Unit [Member] | Calyxt [Member]
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of free shares outstanding, beginning balance	311,667	311,667
Number of performance stock units outstanding, Granted	600,000	0
Number of performance stock units outstanding, Vested	0	0
Number of performance stock units outstanding, Cancelled	(166,667)	0
Number of free shares outstanding, ending balance	745,000	311,667